COMMON SHARES - Options (Details) shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Options
Outstanding at the beginning of the period (in shares) | shares	4,474
Exercised (in shares) | shares	(1,740)
Options forfeited/expired (in shares) | shares	(373)
Outstanding at the end of the period (in shares) | shares	2,361
Options Exercisable (in shares) | shares	1,898
Weighted Average Exercise Prices
Outstanding at the beginning of the period (in Canadian dollars per share) | $ / shares	$ 60.69
Exercised (in Canadian dollars per share) | $ / shares	59.34
Options forfeited/expired (in Canadian dollars per share) | $ / shares	62.77
Outstanding at the end of the period (in Canadian dollars per share) | $ / shares	61.37
Options Exercisable at December 31, 2020 (in Canadian dollars per share) | $ / shares	$ 63.22
Weighted Average Remaining Contractual Life
Options Outstanding at December 31, 2025	2 years 9 months 18 days
Options Exercisable at December 31, 2025	2 years 4 months 24 days